Subsequent Events (Details) 10-Q - USD ($)	1 Months Ended	3 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	May 07, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Deferred offering costs				$ 7,277,901	$ 3,987,901	$ 0
Subsequent Event
Subsequent Event [Line Items]
Number of shares reserved for future issuance (in shares)			5,300,000
Subsequent Event | A PARADISE ACQUISITION CORP.
Subsequent Event [Line Items]
Shares tendered for redemption (in shares)		19,611,370
Shares issued for redemption, value			$ 3,000,000
Subsequent Event | Forecast
Subsequent Event [Line Items]
Excess deferred issuance costs expensed in business acquisition		$ 4,300,000
Subsequent Event | Working Capital Note | Line of Credit | Related Party
Subsequent Event [Line Items]
Amount drawn on the line of credit	$ 10,000,000